Condensed Financial Information of The Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member]	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
ASSETS
Investment in subsidiaries	¥ 22,430,461
Total assets	22,430,461
LIABILITIES
Investment in subsidiaries			20,279,062
Total liabilities			20,279,062
Shareholders’ (deficit)/equity
Subscription receivable	(725)		(725)
Additional paid-in capital	31,500,000
Accumulated deficit	(9,069,539)		(20,279,062)
Total shareholders’ (deficit)/equity	22,430,461		(20,279,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQITY	22,430,461
Class A ordinary shares
Shareholders’ (deficit)/equity
Ordinary shares, value	631		631
Class B ordinary shares
Shareholders’ (deficit)/equity
Ordinary shares, value	¥ 94		¥ 94